UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Growth Stock Fund	March 31, 2014

T. Rowe Price Growth Stock Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.0%		
CONSUMER DISCRETIONARY 27.6%		
Auto Components 0.8%		
Delphi Automotive	4,551,700	308,878
		308,878
Automobiles 0.9%		
Harley-Davidson	2,318,900	154,462
Tesla Motors (1)	1,070,200	223,083
		377,545
Hotels, Restaurants & Leisure 6.7%		
Carnival (GBP)	3,783,246	144,361
Chipotle Mexican Grill (1)	707,236	401,745
Las Vegas Sands	6,392,900	516,418
Marriott, Class A	2,285,237	128,019
MGM Resorts International (1)	13,035,055	337,087
Starbucks	7,957,820	583,945
Starwood Hotels & Resorts Worldwide	3,071,264	244,473
Wynn Macau (HKD)	44,284,000	183,508
Wynn Resorts	867,200	192,649
		2,732,205
Household Durables 0.8%		
D. R. Horton	6,831,000	147,891
Lennar, Class A	3,892,300	154,213
		302,104
Internet & Catalog Retail 9.2%		
Amazon.com (1)	5,591,600	1,881,685
Ctrip.com International, ADR (1)	5,103,368	257,312
Netflix (1)	958,300	337,350
Priceline (1)	1,073,714	1,279,749
		3,756,096

Media 1.9%		
Charter Communications, Class A (1)	851,498	104,905
Discovery Communications, Class C (1)	2,000,110	154,129
Twenty-First Century, Class A	7,774,800	248,560
Walt Disney	3,377,100	270,404
		777,998
Multiline Retail 0.2%		
Dollar Tree (1)	1,857,800	96,940
		96,940
Specialty Retail 5.6%		
AutoZone (1)	837,700	449,929
CarMax (1)	6,897,400	322,798
Home Depot	5,682,300	449,641
Lowe's	10,691,500	522,814
Ross Stores	2,848,600	203,817
TSC	4,780,674	337,659
		2,286,658
Textiles, Apparel & Luxury Goods 1.5%		
Hanesbrands	730,160	55,843
Nike, Class B	2,917,200	215,465
Prada (HKD)	6,891,900	53,356
Under Armour (1)	2,489,290	285,372
		610,036
Total Consumer Discretionary		11,248,460
CONSUMER STAPLES 4.0%		
Beverages 1.1%		
PepsiCo	5,116,400	427,220
		427,220
Food & Staples Retailing 2.3%		
Costco Wholesale	2,110,700	235,723

CVS Caremark	5,979,300	447,610
Whole Foods Market	4,798,300	243,322
		926,655
Food Products 0.3%		
Nestle (CHF)	1,708,321	128,720
		128,720
Household Products 0.3%		
Procter & Gamble	1,673,300	134,868
		134,868
Total Consumer Staples		1,617,463
ENERGY 2.9%		
Oil, Gas & Consumable Fuels 2.9%		
Concho Resources (1)	1,658,800	203,203
EQT	1,986,000	192,582
Pioneer Natural Resources	2,457,000	459,803
Range Resources	3,864,500	320,638
Total Energy		1,176,226
FINANCIALS 7.4%		
Capital Markets 2.0%		
BlackRock	681,100	214,193
Invesco	5,242,704	193,980
State Street	2,666,500	185,455
TD Ameritrade Holding	6,567,400	222,963
		816,591
Consumer Finance 1.0%		
American Express	4,405,991	396,671
		396,671

Diversified Financial Services 0.3%		
IntercontinentalExchange	688,136	136,134
		136,134
Real Estate Investment Trust Securities 4.1%		
American Tower, REIT	9,550,100	781,867
Crown Castle International, REIT	12,143,799	895,969
		1,677,836
Total Financials		3,027,232
HEALTH CARE 12.6%		
Biotechnology 8.1%		
Alexion Pharmaceuticals (1)	2,346,000	356,897
Biogen Idec (1)	2,755,200	842,733
Celgene (1)	2,391,200	333,812
Gilead Sciences (1)	15,483,900	1,097,189
Incyte (1)	2,582,070	138,193
Pharmacyclics (1)	1,291,000	129,384
Regeneron Pharmaceuticals (1)	615,500	184,822
Vertex Pharmaceuticals (1)	2,723,900	192,634
		3,275,664
Health Care Equipment & Supplies 0.8%		
IDEXX Laboratories (1)	1,692,200	205,433
Stryker	1,438,900	117,227
		322,660
Health Care Providers & Services 2.7%		
Humana	433,530	48,868
McKesson	4,319,200	762,641
UnitedHealth Group	3,589,539	294,306
		1,105,815

Pharmaceuticals 1.0%		
Valeant Pharmaceuticals International (1)	3,168,900	417,756
		417,756
Total Health Care		5,121,895
INDUSTRIALS & BUSINESS SERVICES 14.0%		
Aerospace & Defense 4.6%		
Boeing	4,714,700	591,648
Precision Castparts	3,499,600	884,559
United Technologies	3,461,700	404,465
		1,880,672
Air Freight & Logistics 0.7%		
FedEx	2,134,700	282,976
		282,976
Airlines 1.7%		
American Airlines (1)	8,850,800	323,939
Delta Air Lines	4,424,000	153,292
United Continental (1)	4,662,600	208,092
		685,323
Commercial Services & Supplies 0.6%		
Tyco International	5,594,800	237,219
		237,219
Electrical Equipment 1.0%		
Roper Industries	2,898,500	386,979
		386,979
Industrial Conglomerates 2.2%		
Danaher	11,868,700	890,152
		890,152

Machinery 0.7%		
Flowserve	1,222,400	95,763
Wabtec	2,593,100	200,965
		296,728
Road & Rail 1.8%		
J.B. Hunt Transport Services	1,289,200	92,719
Kansas City Southern	4,057,020	414,060
Union Pacific	1,201,700	225,511
		732,290
Trading Companies & Distributors 0.7%		
Fastenal	3,923,806	193,522
W. W. Grainger	381,000	96,263
		289,785
Total Industrials & Business Services		5,682,124
INFORMATION TECHNOLOGY 25.5%		
Communications Equipment 1.0%		
Juniper Networks (1)	7,236,300	186,407
Qualcomm	2,618,400	206,487
		392,894
Internet Software & Services 11.4%		
Akamai Technologies (1)	2,570,367	149,621
Baidu, ADR (1)	2,519,900	383,982
eBay (1)	4,676,500	258,330
Facebook (1)	7,811,600	470,571
Google, Class A (1)	2,260,600	2,519,461
LinkedIn (1)	1,578,300	291,891
NAVER (KRW)	303,019	220,602
Tencent Holdings (HKD)	2,186,000	152,202

Twitter, Acquisition Date: 9/13/11 – 3/30/12 Acquisition Cost $73,126 (1)(2)	4,550,708	201,763
		4,648,423
IT Services 6.8%		
Alliance Data Systems (1)	574,200	156,441
Cognizant Technology Solutions (1)	6,692,600	338,713
Fiserv (1)	2,774,200	157,269
MasterCard, Class A	13,324,800	995,363
Visa, Class A	5,208,100	1,124,220
		2,772,006
Semiconductor & Semiconductor Equipment 0.8%		
ASML Holding	3,351,400	312,887
		312,887
Software 3.6%		
Concur Technologies (1)	1,151,600	114,089
NetSuite (1)	1,218,900	115,588
Red Hat (1)	3,545,800	187,857
Salesforce.com (1)	9,161,700	523,041
ServiceNow (1)	3,215,700	192,685
VMware, Class A (1)	1,916,300	206,999
Workday (1)	1,593,900	145,730
		1,485,989
Technology Hardware, Storage & Peripherals 1.9%		
Apple	1,350,100	724,652
Stratasys (1)	407,107	43,190
		767,842
Total Information Technology		10,380,041
MATERIALS 3.7%		
Chemicals 3.4%		
Ecolab	4,320,200	466,538

FMC	1,635,700	125,229
Praxair	2,416,100	316,437
Sherwin-Williams	2,348,100	462,881
		1,371,085
Construction Materials 0.3%		
Martin Marietta Materials	1,064,870	136,676
		136,676
Total Materials		1,507,761
TELECOMMUNICATION SERVICES 1.3%		
Wireless Telecommunication Services 1.3%		
SBA Communications (1)	1,825,500	166,048
SoftBank (JPY)	4,975,500	375,249
Total Telecommunication Services		541,297
Total Common Stocks (Cost $23,261,320)		40,302,499
CONVERTIBLE PREFERRED STOCKS 0.0%		
INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
LivingSocial, Series F, Acquisition Date: 11/18/11 Acquisition Cost $16,255 (1)(2)(3)	2,113,733	1,332
Total Convertible Preferred Stocks (Cost $16,255)		1,332
SHORT-TERM INVESTMENTS 1.1%		
Money Market Funds 1.1%		
T. Rowe Price Reserve Investment Fund, 0.06% (4)(5)	437,381,810	437,382
Total Short-Term Investments (Cost $437,382)		437,382

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on April 11, 1950. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $0 for the period ended March 31, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $23,714,957,000. Net unrealized gain aggregated $17,026,313,000 at period-end, of which $17,092,627,000 related to appreciated investments and $66,314,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014